Shareholder Report, Average Annual Return (Details) 192320_Abacus FCF Small Cap Leaders ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	64 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	[1]
Abacus FCF Small Cap Leaders ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Abacus FCF Small Cap Leaders ETF NAV
Average Annual Return, Percent	12.47%	5.03%	6.10%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	19.56%	12.86%	14.46%
Russell 2000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Total Return Index
Average Annual Return, Percent	34.18%	7.11%	6.31%
Abacus FCF Small Cap Leaders Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Abacus FCF Small Cap Leaders Index
Average Annual Return, Percent	16.11%	5.74%	7.50%	[2]

[1]
1	On February 18, 2025, all of the assets of a separately managed account (the “Predecessor Account”), which had been managed by the Fund’s investment adviser, Abacus FCF Advisors LLC, since March 18, 2021, and had investment policies, objectives, guidelines and restrictions that were in all material respects equivalent to those of the Fund, were transferred to the Fund in a tax-free transaction (the “Transaction”). Performance shown for periods prior to the date of the Transaction represents the performance of the Predecessor Account. Prior to the date of the Transaction, the Fund had not commenced investment operations. The Predecessor Account was not registered under the Investment Company Act of 1940, as amended (“1940 Act”) and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act on registered investment companies. If the Predecessor Account had been registered under the 1940 Act, the Predecessor Account’s performance may have been adversely affected.

[2]
2	The performance of the Abacus FCF Small Cap Leaders Index is provided as of 3/31/2021 as the Index does not have performance data prior to that date.